SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost, beginning balance	$ 6,754,340	$ 2,524,494
Intangible assets acquired in the Transaction		8,809,609
Impairment of Goodwill		(4,579,763)
Foreign exchange translation	(60,722)
Intangible assets and goodwill, cost, ending balance	6,693,618	6,754,340
Accumulated amortization, beginning balance	220,030	84,064
Change for the period	44,540	135,966
Foreign exchange translation	(1,609)
Accumulated amortization, ending balance	262,961	220,030
Intangible assets and goodwill, net	6,430,657	6,534,310
Patent [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost, beginning balance	41,931	41,931
Intangible assets acquired in the Transaction
Impairment of Goodwill
Foreign exchange translation
Intangible assets and goodwill, cost, ending balance	41,931	41,931
Accumulated amortization, beginning balance	41,931	41,931
Change for the period
Foreign exchange translation
Accumulated amortization, ending balance	41,931	41,931
Intangible assets and goodwill, net
Customer Relationship [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost, beginning balance	197,000	197,000
Intangible assets acquired in the Transaction
Impairment of Goodwill
Foreign exchange translation
Intangible assets and goodwill, cost, ending balance	197,000	197,000
Accumulated amortization, beginning balance	60,414	26,267
Change for the period	6,289	34,147
Foreign exchange translation
Accumulated amortization, ending balance	67,243	60,414
Intangible assets and goodwill, net	129,757	136,586
Brand [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost, beginning balance	23,000
Intangible assets acquired in the Transaction		23,000
Impairment of Goodwill
Foreign exchange translation	(330)
Intangible assets and goodwill, cost, ending balance	22,670	23,000
Accumulated amortization, beginning balance	3,450
Change for the period	1,149	3,450
Foreign exchange translation	(65)
Accumulated amortization, ending balance	4,534	3,450
Intangible assets and goodwill, net	18,136	19,550
Software [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost, beginning balance	552,000	119,000
Intangible assets acquired in the Transaction		433,000
Impairment of Goodwill
Foreign exchange translation	(6,216)
Intangible assets and goodwill, cost, ending balance	545,784	552,000
Accumulated amortization, beginning balance	114,235	15,866
Change for the period	36,562	98,369
Foreign exchange translation	(1,544)
Accumulated amortization, ending balance	149,253	114,235
Intangible assets and goodwill, net	396,531	437,765
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill, cost, beginning balance	5,940,409	2,166,563
Intangible assets acquired in the Transaction		8,353,609
Impairment of Goodwill		(4,579,763)
Foreign exchange translation	(54,176)
Intangible assets and goodwill, cost, ending balance	5,886,233	5,940,409
Accumulated amortization, beginning balance
Change for the period
Foreign exchange translation
Accumulated amortization, ending balance
Intangible assets and goodwill, net	$ 5,886,233	$ 5,940,409